COLUMBIA FUNDS VARIABLE SERIES TRUST II

225 Franklin Street

Boston, MA 02110

January 4, 2018

VIA EDGAR

Mr. Mark Cowan

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Columbia Funds Variable Series Trust II (the Registrant)

Columbia Variable Portfolio – Select Large Cap Equity Fund

Post-Effective Amendment No. 59

File No. 333-146374 /811-22127

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced fund do not differ from that contained in Registrant’s Post-Effective Amendment No. 59 (Amendment). This Amendment was filed electronically on December 19, 2017.

If you have any questions, please contact either me at (312) 634-9280 or Anna Butskaya at (612) 671-4993.

Sincerely,

/s/ Megan Garcy

Megan Garcy

Assistant Secretary

Columbia Funds Variable Series Trust II